Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Schedule Of Nature And Movement Of The Liabilities	The amount, nature and the movement of the liabilities is summarized as follows:

	Civil	Labor	Total

Balance at December 31, 2018	991	251	1,242
Additions	10,303	1,810	12,113
Reversals	(1,848)	(1,025)	(2,873)
Interests	142	38	180
Payments	(712)	(386)	(1,098)
Balance at December 31, 2019	8,876	688	9,564
Additions	3,567	409	3,976
Reversals	(1,389)	(328)	(1,717)
Interests	481	39	520
Payments	(1,963)	(230)	(2,193)
Balance at December 31, 2020	9,572	578	10,150

Schedule of Nature of Liabilities
The Group has the following civil and labor litigation involving risks of loss assessed by management as possible, based on the evaluation of the legal advisors, for which no provision for estimated possible losses was recognized:

	2020	2019

Civil	46,169	59,206
Labor	15,024	4,145
Total	61,193	63,351